Subsequent Events Subsequent Events (Details) - USD ($) $ in Millions	Mar. 06, 2017	Feb. 10, 2017	Feb. 01, 2017	Jan. 31, 2017	Jan. 25, 2017	Jan. 11, 2017	Dec. 31, 2016	Dec. 31, 2015
6.625% Senior Notes due 2020 [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage							6.625%
6.625% Senior Notes due 2020 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage						6.625%
Debt Instrument, Repurchased Face Amount						$ 1,000
Debt Instrument, Redemption Price, Percentage		102.208%
Secured Term Loan [$4.0B] [Domain] | Deutsche Telekom [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt					$ 4,000
Refinanced Secured Term Loans [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt					$ 1,980
2.00% Margin Plus LIBOR Secured Term Loan due 2022 [Member] | Deutsche Telekom [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt				$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate				2.00%
2.25% Margin Plus LIBOR Secured Term Loan due 2024 [Member] | Deutsche Telekom [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt				$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate				2.25%
5.250% Senior Notes due 2018 [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage							5.25%
5.250% Senior Notes due 2018 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate, stated percentage			5.25%
Debt Instrument, Repurchased Face Amount			$ 500
Debt Instrument, Redemption Price, Percentage	101.313%
Secured Debt [Member]
Subsequent Event [Line Items]
Secured debt							$ 1,980	$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate							2.75%
Secured Debt [Member] | Deutsche Telekom [Member]
Subsequent Event [Line Items]
Debt instrument, face amount							$ 660
Secured Debt [Member] | Deutsche Telekom [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000
Debt instrument, additional debt capacity				$ 2,000